Fair Value Measurements (Details) ¥ in Thousands	Dec. 31, 2014 CNY (¥)
Assets:
Assets, Total	¥ 4,195
Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	4,195
Fair Value, Inputs, Level 1 [Member]
Assets:
Assets, Total	0
Fair Value, Inputs, Level 1 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Assets, Total	4,195
Fair Value, Inputs, Level 2 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	4,195
Fair Value, Inputs, Level 3 [Member]
Assets:
Assets, Total	0
Fair Value, Inputs, Level 3 [Member] | Foreign Currency Forward Contract [Member]
Assets:
Assets, Total	¥ 0